TRANSAMERICA FUNDS

Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

Transamerica Capital Growth

Transamerica Energy Infrastructure

Transamerica Floating Rate

Transamerica High Yield Bond

Transamerica High Yield ESG

Transamerica High Yield Muni

Transamerica Inflation Opportunities

Transamerica Intermediate Muni

Transamerica International Small Cap

Value

Transamerica Large Cap Value

Transamerica Large Growth

Transamerica Long Credit

Transamerica Mid Cap Growth

Transamerica Mid Cap Value Opportunities

Transamerica Short-Term Bond

Transamerica Small Cap Growth

Transamerica Small Cap Value

Transamerica Small/Mid Cap Value

Transamerica Sustainable Equity Income

Transamerica Sustainable Growth Equity

Transamerica UltraShort Bond

Transamerica Unconstrained Bond

Transamerica US Growth

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub-heading “Average Annual Total Returns”:

Transamerica Asset Allocation – Conservative Portfolio

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark[1]	11.71%	5.46%	4.73%

[1]

The fund’s secondary benchmark, the Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark, consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

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Transamerica Asset Allocation – Growth Portfolio

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%

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Transamerica Asset Allocation – Moderate Growth Portfolio

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%
Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark[1]	18.12%	9.61%	7.41%

[1]

The fund’s secondary benchmark, the Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark, consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

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Transamerica Asset Allocation – Moderate Portfolio

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%
Transamerica Asset Allocation – Moderate Portfolio Blended Benchmark[1]	14.43%	7.25%	5.88%

[1]

The fund’s secondary benchmark, the Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark, consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

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Transamerica Capital Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Energy Infrastructure

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Alerian Midstream Energy Select Total Return Index (now referred to as the Alerian Midstream Energy Select Index), and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Floating Rate

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Credit Suisse Leveraged Loan Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica High Yield Bond

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica High Yield ESG

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)[1]	6.17%	-2.44%	7/31/2020

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica High Yield Muni

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
S&P Municipal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.03%	2.24%	3.06%

[1]

The S&P Municipal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg High Yield Municipal Bond Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Inflation Opportunities

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.90%	3/1/2014

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark and the Bloomberg US Treasury Inflation Protection Securities Index and the Bloomberg Global Inflation Linked Bond Index are secondary indices for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements. From October 27, 2023 to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Treasury Inflation Protected Securities Index. Prior to October 27, 2023, the fund’s primary benchmark was the Bloomberg Global Inflation Linked Bond Index. This prior benchmark change was made to more accurately reflect the fund’s principal investment strategies.

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Transamerica Intermediate Muni

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg Municipal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	3.03%

[1]

The Bloomberg Municipal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg Muni Managed Money Intermediate Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica International Small Cap Value

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index[1] (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%

[1]

The MSCI EAFE Index is the fund’s new primary benchmark. Prior to May 31, 2024, the fund’s primary benchmark was the MSCI EAFE Small Cap Index Gross (now referred to as the MSCI EAFE Small Cap Index), and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Large Cap Value

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Large Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	5.14%	5/28/2021

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Long Credit

The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:

The Bloomberg US Universal Bond Index became the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg U.S. Long Credit Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Mid Cap Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.30%	3/10/2017

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell Midcap® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Mid Cap Value Opportunities

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.69%	4/30/2014

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to May 1, 2024, the fund’s primary benchmark was the Russell Midcap® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Short-Term Bond

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. Corporate & Government 1-3 Years Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Small Cap Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Small Cap Value

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.50%	4/21/2017

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Small/Mid Cap Value

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	15.98%	10.79%	7.42%
Russell 2000® Value Index[3] (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%
Russell Midcap® Value Index[3] (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.26%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to May 1, 2024, the fund’s primary benchmark was the Russell 2500® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[3]	Effective May 1, 2024, the Russell 2000® Value Index and the Russell Midcap® Value Index are additional secondary benchmarks of the fund.

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Transamerica Sustainable Equity Income

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Sustainable Growth Equity

The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:

The Russell 3000® Index1 is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica UltraShort Bond

The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg Short-Term Government Corporate Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Unconstrained Bond

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.73%	12/8/2014

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. 3-Month Treasury Bill Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica US Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Investors Should Retain this Supplement for Future Reference

June 3, 2024